PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment
Property and equipment, gross	¥ 9,658,565		¥ 6,274,908		$ 1,323,217
Less: accumulated depreciation	(5,028,513)		(4,088,763)		(688,902)
Property and equipment, net	4,630,052		2,186,145		634,315
Depreciation expense	1,089,594	$ 149,274	760,023	¥ 983,509
Electronic equipment
Property, Plant and Equipment
Property and equipment, gross	9,173,815		5,484,660		1,256,807
Office equipment and fixtures
Property, Plant and Equipment
Property and equipment, gross	11,746		11,207		1,609
Data center machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	214,392		315,086		29,372
Buildings
Property, Plant and Equipment
Property and equipment, gross	125,454		128,793		17,187
Construction in progress
Property, Plant and Equipment
Property and equipment, gross	¥ 133,158		¥ 335,162		$ 18,242